UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

  /s/ Maarten R. van Hengel            New York NY              August 8, 2011
  -------------------------            -----------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

028-01488                Delphi
025-05358                Lateef
028-11482                Knightsbridge
028-11741                Westend
025-04207                Driehaus
028-02028                Cramer Rosenthal
028-04874                Gardner Lewis
028-01203                CS Mckee
028-03691                D.F. Dent

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           99
                                         -----------

Form 13F Information Table Value Total:  $   256,693
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------  --------------  --------  --------  -------------------  --------  --------  ------------------------
                                                          VALUE     SHARES/  SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL   DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------------  --------------  --------  --------  --------  --- ----   --------  --------  -------- -------- ------
ADIDAS AG                      COM             006103707      217      2750  SH         Sole                  2750
3M COMPANY                     COM             88579Y101      479      5051  SH         Sole                  5051
ABBOTT LABS                    COM             002824100      213      4043  SH         Sole                  4043
AMERICAN EXPRESS CO            COM             025816109     1462     28285  SH         Sole                 28285
AMGEN                          COM             031162100     1611     27610  SH         Sole                 27610
ANADARKO PETE CORP             COM             032511107     1315     17125  SH         Sole                 17125
APACHE CORPORATION             COM             037411105      732      5933  SH         Sole                  5933
APPLE COMPUTER INC             COM             037833100     2363      7039  SH         Sole                  7039
AT&T INC                       COM             00206R102     1087     34622  SH         Sole                 34622
AUTOMATIC DATA PROCESSING      COM             053015103      509      9662  SH         Sole                  9662
BANK OF NEW YORK MELLON CORP   COM             064058100     2090     81584  SH         Sole                 81584
BENIHANA INC                   COM             082047101      174     16737  SH         Sole                 16737
BENIHANA INC. CL A             COM             082047200      178     16975  SH         Sole                 16975
BRISTOL-MYERS SQUIBB CORP      COM             110122108     2566     88610  SH         Sole                 88610
CAMDEN NATIONAL CORP           COM             133034108      612     18649  SH         Sole                 18649
CANTEL MEDICAL CORP            COM             138098108      560     20824  SH         Sole                 20824
CAPITAL SOUTHWEST CORP         COM             140501107      338      3662  SH         Sole                  3662
CELGENE CORP                   COM             151020104      284      4700  SH         Sole                  4700
CHEVRON CORPORATION            COM             166764100      214      2079  SH         Sole                  2079
CISCO SYSTEMS                  COM             17275R102     2173    139194  SH         Sole                139194
COCA-COLA                      COM             191216100      867     12884  SH         Sole                 12884
COLGATE PALMOLIVE CO           COM             194162103      812      9293  SH         Sole                  9293
COMMERCE BANCSHARES INC.       COM             200525103     1816     42243  SH         Sole                 42243
CORNING INC                    COM             219350105     1335     73580  SH         Sole                 73580
CVS CAREMARK CORP              COM             126650100     1719     45750  SH         Sole                 45750
DOMINION RESOURCES INC. NEW    COM             25746U109     2116     43840  SH         Sole                 43840
DU PONT ( E. I. ) DE NEMOURS & COM             263534109     1083     20035  SH         Sole                 20035
E M C CORP                     COM             268648102     1828     66370  SH         Sole                 66370
EMERSON ELECTRIC CO            COM             291011104     2798     49742  SH         Sole                 49742
EXPRESS SCRIPTS INC COMMON STO COM             302182100      267      4940  SH         Sole                  4940
EXXON MOBIL CORP               COM             30231G102     5548     68174  SH         Sole                 68174
FEDERAL REALTY INV TR          COM             313747206      338      3970  SH         Sole                  3970
FLUOR                          COM             343412102     1365     21105  SH         Sole                 21105
GENERAL ELECTRIC CO            COM             369604103      439     23274  SH         Sole                 23274
GOLDMAN SACHS GROUP            COM             38141G104      546      4101  SH         Sole                  4101
GOOGLE INC CL A                COM             38259P508     1715      3387  SH         Sole                  3387
H J HEINZ CO                   COM             423074103      729     13675  SH         Sole                 13675
HOME DEPOT                     COM             437076102     2216     61195  SH         Sole                 61195
ILLINOIS TOOL WORKS INC.       COM             452308109      776     13740  SH         Sole                 13740
INDEXIQ GLOBAL AGRIBUSINESS SM COM             45409B834      317     12025  SH         Sole                 12025
INTERNATIONAL BUSINESS MACHINE COM             459200101     1279      7454  SH         Sole                  7454
ISHARES MSCI ALL COUNTRY ASIA  COM             464288182    15014    242125  SH         Sole                242125
ISHARES MSCI CANADA INDEX      COM             464286509    13374    422302  SH         Sole                422302
ISHARES MSCI EAFE INDEX        COM             464287465      686     11406  SH         Sole                 11406
ISHARES MSCI EMERGING MKT      COM             464287234      206      4325  SH         Sole                  4325
ISHARES MSCI PACIFIC EX JPN FD COM             464286665      230      4830  SH         Sole                  4830
ISHARES MSCI SWITZERLAND INDEX COM             464286749      489     18370  SH         Sole                 18370
ISHARES RUSSELL 3000 INDEX     COM             464287689    22439    283004  SH         Sole                283004
ISHARES S&P 500 INDEX          COM             464287200     4648     35099  SH         Sole                 35099
ISHARES S&P LATIN AMER 40 INDE COM             464287390     7462    144557  SH         Sole                144557
ISHARES S&P MIDCAP             COM             464287507     1287     13170  SH         Sole                 13170
ISHARES S&P SMALLCAP 600 INDEX COM             464287804     1332     18171  SH         Sole                 18171
ITT CORPORATION                COM             450911102      396      6712  SH         Sole                  6712
JOHNSON & JOHNSON              COM             478160104     3744     56290  SH         Sole                 56290
JPMORGAN CHASE & CO            COM             46625H100     2234     54561  SH         Sole                 54561
KIMBERLY-CLARK                 COM             494368103      677     10170  SH         Sole                 10170
L-3 COMMUNICATIONS HOLDINGS, I COM             502424104     1388     15875  SH         Sole                 15875
MARKET VECTORS - AGRIBUSINESS  COM             57060U605     9338    173605  SH         Sole                173605
MARKET VECTORS GOLD MINERS ETF COM             57060U100    18907    346340  SH         Sole                346340
MERCK & CO                     COM             58933Y105      603     17082  SH         Sole                 17082
METLIFE INC                    COM             59156R108     1614     36798  SH         Sole                 36798
MICROSOFT CORP                 COM             594918104      931     35793  SH         Sole                 35793
MONSANTO CO NEW                COM             61166W101     2474     34110  SH         Sole                 34110
NEW AMERICA HIGH INCOME FUND   COM             641876800      109     10000  SH         Sole                 10000
NEWMONT MINING CORP            COM             651639106      297      5500  SH         Sole                  5500
NIKE INC                       COM             654106103     1353     15040  SH         Sole                 15040
OCCIDENTAL PETROLEUM CORP      COM             674599105     2197     21119  SH         Sole                 21119
ORACLE CORPORATION             COM             68389X105     2185     66380  SH         Sole                 66380
PARKER HANNIFIN CORP           COM             701094104     2286     25474  SH         Sole                 25474
PAYCHEX                        COM             704326107     1827     59475  SH         Sole                 59475
PEABODY ENERGY CORP            COM             704549104     1066     18100  SH         Sole                 18100
PEPSICO INC                    COM             713448108     2792     39640  SH         Sole                 39640
PFIZER INC                     COM             717081103     1148     55733  SH         Sole                 55733
POWERSHARES CLEANTECH PORTFOLI COM             73935X278      589     20850  SH         Sole                 20850
POWERSHARES GLOBAL CLEAN ENERG COM             73936T615      406     30300  SH         Sole                 30300
POWERSHARES WATER RESOURCES    COM             73935X575     8592    443800  SH         Sole                443800
POWERSHARES WILDERHILL CLEAN E COM             73935x500      433     48000  SH         Sole                 48000
PROCTER & GAMBLE CO            COM             742718109     3169     49851  SH         Sole                 49851
QUALCOMM INC.                  COM             747525103     1777     31291  SH         Sole                 31291
SCHLUMBERGER                   COM             806857108     2498     28917  SH         Sole                 28917
SPDR MSCI ACWI EX US ETF       COM             78463x848     3850    111100  SH         Sole                111100
SPDR S&P 500 ETF TRUST         COM             78462f103    16658    126223  SH         Sole                126223
SPDR S&P MIDCAP 400 ETF TRUST  COM             78467Y107     6830     38487  SH         Sole                 38487
STATE STREET CORPORATION       COM             857477103      466     10325  SH         Sole                 10325
TARGET                         COM             87612E106      380      8100  SH         Sole                  8100
TORTOISE ENERGY INFRASTRUCTURE COM             89147L100    16385    431077  SH         Sole                431077
UNITED TECHNOLOGIES CORP       COM             913017109     2662     30071  SH         Sole                 30071
US BANCORP                     COM             902973304      440     17250  SH         Sole                 17250
VANGUARD EUROPEAN ETF          COM             922042874      396      7400  SH         Sole                  7400
VANGUARD MSCI EMERGING MARKETS COM             922042858    10711    220293  SH         Sole                220293
VANGUARD TOTL SM ETF           COM             922908769      506      7400  SH         Sole                  7400
VERIZON COMMUNICATIONS         COM             92343V104      266      7144  SH         Sole                  7144
WAL MART STORES                COM             931142103     2415     45445  SH         Sole                 45445
WALGREEN                       COM             931422109      555     13080  SH         Sole                 13080
WINDSTREAM CORPORATION         COM             97381W104      577     44550  SH         Sole                 44550
WISDOMTREE EMERGING MKTS EQ IN COM             97717w315      417      6845  SH         Sole                  6845
XENITH CORP                    COM             98410X105      357     87000  SH         Sole                 87000
XEROX CORP                     COM             984121103      258     24805  SH         Sole                 24805
ZIMMER HOLDINGS INC            COM             98956P102     1551     24537  SH         Sole                 24537